Segmented Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 10,098	$ 3,334	$ 19,816	$ 3,334
Non-current assets	61,950		61,950		$ 55,993
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	10,098	$ 3,334	19,816	$ 3,334
Non-current assets	64		64		55,993
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 61,886		$ 61,886